Fair Value Measurements (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments to be made. The following table summarizes the conclusions reached as of December 31, 2020 and 2019:

	December 31, 2020
	Balance	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents(1)	$14,642	$14,642	$—	$—
Short-term investments	—	—	—	—
Restricted Cash	3,277	3,277	—	—
	$17,919	$17,919	$—	$—
Liabilities:
Contingent consideration(2)	$660	$—	$—	$660
Warrants to purchase Series C Preferred stock(3)	1,172	—	—	1,172
	$1,832	$—	$—	$1,832

	December 31, 2019
	Balance	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents(1)	$4,736	$4,736	$—	$—
	$4,736	$4,736	$—	$—
Liabilities:
Contingent consideration(2)	$1,066	$—	$—	$1,066
Warrants to purchase Series C Preferred stock(4)	246	—	—	246
	$1,312	$—	$—	$1,312

(1)	As of December 31, 2020 and 2019, cash and cash equivalents included money market obligations measured at fair value using Level 1 inputs.
(2)
The Company’s business acquisition of Second Phase (discussed in Note 3) is included in contingent consideration. The Company’s valuation of the fair value of contingent consideration related to Second Phase at December 31, 2020 was based on management’s expectations of the achievement of targets related to the contingent consideration.

(3)
As of December 31, 2020, the Company had outstanding warrants to purchase Series C Preferred stock, as described in Note 9. The determination of the fair value of the warrants was estimated using a Black-Scholes option pricing model with the following assumptions: Stock price for Series C Preferred stock of $13.03; term of 3.5 years; risk-free rate of 0.21%; volatility of 52%; and a dividend yield of 0.0%.

(4)
As of December 31, 2019, the fair value of the warrants to purchase Series C Preferred stock was estimated using a Black-Scholes option pricing model with the following assumptions: Stock price for Series C Preferred stock of $3.81; term of 4.5 years; risk-free rate of 1.67%; volatility of 47%; and a dividend yield of 0.0%.

Change in Measured at Fair Value on a Recurring Basis for Using Significant Unobservable Inputs (Level 3)
The following tables present the changes in the Company’s Level 3 financial instruments measured at fair value on a recurring basis (in thousands):

Contingent Consideration
Ending balance, December 31, 2020	$660
Fair value adjustment to contingent consideration (1)	(290)
Ending balance, September 30, 2021	$370

Warrants
Ending balance, December 31, 2020	$1,172
Change in fair value (2)	256
Exercise of Series C warrants (3)	(1,428)
Ending balance, September 30, 2021	$—

(1)
Subsequent to the acquisition of Second Phase, LLC, the changes in the fair value of the contingent consideration were primarily due to management's estimates and the achievements of the Financial Targets during each period. Increases or decreases in the inputs would have resulted in higher or lower fair value adjustments. This amount was recognized in change in fair value of financial instruments and other income in the Condensed Consolidated Statements of Operations and Comprehensive Loss.

(2)	Included in change in fair value of financial instruments and other expenses in the Condensed Consolidated Statements of Operations and Comprehensive Loss.

(3)	As part of the Business Combination on January 12, 2021 (refer to Note 3 - Business Combination), the warrants were exercised and subsequently converted to common stock.

The following tables presents the changes in the Company’s Level 3 instruments measured at fair value on a recurring basis for the years ended December 31, 2020 and 2019:

Warrants Liability:
Ending balance, December 31, 2018	$234
Change in fair value(1)	12
Ending balance, December 31, 2019	$246
Change in fair value(1)	926
Ending balance, December 31, 2020	$1,172

Contingent Consideration:
Ending balance, December 31, 2018 (current and long-term liabilities)	$—
Contingent Consideration attributable to the Second Phase acquisition	1,066
Ending balance, December 31, 2019 (current and long-term liabilities)	$1,066
Fair value adjustments to contingent consideration	(406)
Ending balance, December 31, 2020 (current and long-term liabilities)	$660

(1)	Amount is included in other expense in the accompanying Statements of Operations and Comprehensive Loss.